Investment Strategy	Aug. 31, 2026
Core Alternative ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To achieve its investment objective, the Fund uses a combination of several strategies to produce capital appreciation while reducing risk exposure across market conditions.
The Fund invests primarily in U.S. equity securities that tend to offer current dividends. The Fund focuses on high-quality companies that have prospects for long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These stocks typically – but not always – will be large-cap and show potential for increasing dividends. The Fund seeks to be diversified across industry sectors and regions. At all times, the Fund maintains long positions on index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of the stocks constituting the index decrease and decreases as those stocks increase in price. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline. From time to time the Fund may also opportunistically buy or sell exchange traded index call options. The value of an index call option generally increases as the prices of the stocks constituting the index increase and decreases as those stocks decrease in price. Selling call options can serve to reduce the Fund’s volatility and provide steady cash flow; however, it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of the diversified stock portfolio, the downside protection from index put options, and the occasional cash flow from the sale of index call options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments.
The Fund opportunistically invests where option pricing provides favorable risk/reward models and where gains can be attained independent of the direction of the broader U.S. equity market. The Fund uses proprietary models and analysis of historical portfolio profit and loss information to identify favorable option trading opportunities, including individual put and call options or spreads. In addition, the Fund’s investment strategy, with respect to both equity investing and options trading, takes into account fundamental business and macroeconomic factors (e.g., interest rates, strength of the dollar, and rate of domestic economic growth). However, the Fund employs discretionary trading models, and outputs from these models influence but do not dictate equity investment and options trading decisions. The Fund aims to preserve capital, particularly in down markets (including major market drawdowns), by utilizing individual put options or spreads as a form of risk mitigation. Option positions are held until either they expire or are liquidated to either capture gains as option expirations approach or to adjust positions to reduce or prevent losses and to take other potentially profitable positions.
Optimized Equity Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. Equity securities include common stocks and other instruments that represent an ownership interest or right to acquire an ownership interest in a company. The Fund generally expects to invest closer to 90% of its assets in such securities. The Fund primarily invests in U.S.-listed equity securities of large-capitalization companies, which Core Alternative Capital, LLC (the “Adviser”) defines as companies with a market capitalization in excess of $10 billion at the time of purchase. From time to time, the Fund may also obtain equity exposure by investing up to 10% of its assets in exchange-traded funds (“ETFs”) that seek to track broad market indexes.
The Fund employs an actively managed investment strategy in both the selection of individual securities and the sizing of positions. The Adviser selects investments for the Fund using both “top-down” and “bottom-up” analyses. The Adviser examines the current overall market conditions using a variety of quantitative measures (such as value, size, quality, and volatility) to determine attractive investments and size of positions, generally disfavoring securities with too much volatility (and consequently higher risk) over time. Within categories of securities determined to be attractive, the Adviser may utilize a “bottom-up approach” through the use of various quantitative measures (e.g., various statistical and mathematical pricing models), and, at times, qualitative measures (e.g., assessments of company fundamentals, managements, etc. based on internal research) to assess the attractiveness of securities for long term appreciation and current income (i.e., dividend payment attractiveness and generation of income under its options strategy (as discussed below)). Overall the Adviser emphasizes the potential for capital appreciation and the evaluation of volatility characteristics relevant to the Fund’s options strategy.
A key aspect of the Fund’s strategy is the generation of monthly income through a combination of dividend payments from equity holdings and premiums from the Fund’s options strategy, which involves writing (selling) call options with an attractive strike price (e.g., close to the current price of the underlying asset). Such options contracts may be either European-style or American-style standardized options, and generally will be listed on a national securities exchange and cash-settled. The Fund may write call options on individual securities held in the portfolio, as well as on equity market indexes (primarily broad market indexes such as the S&P 500®) or ETFs that seek to track such indexes. The Fund may write covered call options on the individual securities held in the portfolio, but does not anticipate doing so to a significant extent. The Fund typically targets selling call options with a notional value of 25% to 75% of the value of its equity holdings. Notional value refers to the number of option contracts owned by the Fund, multiplied by the size of the contract (i.e., the number of shares a contract controls), multiplied by the strike price (i.e., the predetermined price at which the owner of an options contract can buy or sell the underlying asset). Options contracts are generally written with expiration terms ranging from one to six months from the trade date. The Adviser seeks to optimize the trade-off between income generation and the potential limitation on capital appreciation from the options strategy. In addition, the Fund does not guarantee that distributions will always be paid or will be at a relatively stable level. Collateral for the Fund’s options strategy will consist of long positions on its equity holdings and cash held by the Fund.
The Fund may also seek to purchase out-of-the-money (i.e., the strike price is set above the then-current share price of the security) put options and call options with expiration terms ranging from three to twelve months. The Fund will typically target purchasing put and call options with a notional value of 25% to 75% of the value of its equity holdings. The Fund expects the total notional value of the written call options and the total value of the purchased call and put options to each not exceed 100% of the Fund’s net assets at the time of entering the positions. The Adviser seeks to mitigate downside risk exposure with the put options and to potentially capture upside equity exposure with the call options.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Additionally, the Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.
While the Fund’s exposure to certain sectors may change over time, as of April 30, 2026, the Fund expects to have significant exposure to companies in the Information Technology Sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. Equity securities include common stocks and other instruments that represent an ownership interest or right to acquire an ownership interest in a company. The Fund generally expects to invest closer to 90% of its assets in such securities.